STOCK OPTIONS (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 84,000		$ 43,000	$ 100,000
Employee Service Share Based Compensation Non Vested Awards Weighted Average Period For Total Compensation Cost To Be Recognized			1 year 2 months 12 days	6 months
Share Based Compensation Arrangement Options Issued To Non Employee Directors	106,000	106,000	2,107,902	1,335,972
Share Based Compensation Arrangement Options Issued To Employees And Non Employee Directors Weighted Average Price			$ 0.48	$ 0.84
Share Based Compensation Arrangement Options Issued To Consultants	212,600	357,370	651,570	180,023
Share Based Compensation Arrangement Options Issued To Consultants Weighted Average Price			$ 0.38	$ 0.75
Share Based Compensation Arrangement Options Issued To Employee Directors		1,948,902
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year
Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,000,000		6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			4,945,874
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,054,126
Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	12,000,000		6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award			4,174,221
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			2,090,779
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			not less than 20% per year
Share Based Compensation Arrangement By Share Based Payment Award Vesting Period Description			period of not more than five years
Share Based Compensation Arrangement By Share Based Payment Award Assumptions Expected Term 1			10 years